According to projections prepared by the Management, its realization is estimated through the refund of the amounts as expected below (Details) - Ipi federal vat [Member] R$ in Thousands	Sep. 30, 2021 BRL (R$)
DisclosureOfRecoverableTaxesLineItems [Line Items]
Current	R$ 40,370
Non-current	898,454
October to december 2022	16,927
2025	647,252
2026	234,275
Total	R$ 938,824